Unaudited Condensed Consolidated Statements of Operations Unaudited - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Income Statement [Abstract]
Revenue	$ 11,402,935	$ 5,901,899	$ 21,241,015	$ 17,285,302	$ 22,927,415	$ 16,683,570
Cost of revenue	(10,544,321)	(4,934,824)	(19,587,546)	(15,001,674)	(20,113,294)	(15,036,876)
Gross profit	858,614	967,075	1,653,469	2,283,628	2,814,121	1,646,694
Amortization & Depreciation	(17,016)	(14,721)	(44,654)	(43,544)	(57,894)	(27,055)
General & administrative expenses	(1,635,800)	(1,521,114)	(4,151,219)	(4,145,775)	(5,280,582)	(4,246,880)
Marketing Cost	(64,012)	(240,299)	(290,592)	(384,381)	(641,917)	(364,160)
Research & Development	(180,158)	(158,055)	(589,909)	(438,033)	(923,387)	(552,343)
Stock compensation expenses	(823,431)	(96,891)	(1,367,909)	(579,437)	(777,576)	(640,394)
Total operating expenses	(2,720,417)	(2,031,080)	(6,444,283)	(5,591,170)	(7,681,356)	(5,871,877)
Net loss from operations	(1,861,803)	(1,064,005)	(4,790,814)	(3,307,542)	(4,867,235)	(4,225,183)
Other income (expense):
Interest income	1,791	955	3,248	2,672	21,150	3,277
Interest expense	(195,730)		(300,207)	(172,813)	(170,141)	(273,594)
Exchange gain (loss)	(174)	(619)	(792)	(2,298)	(2,021)	1,853
Other income	(465,802)	26,497	(415,916)	78,686	77,699	107,275
Total other income (expense)	(659,915)	26,833	(713,667)	(93,753)	(73,313)	(152,891)
Net loss before income tax	(2,521,718)	(1,037,172)	(5,504,481)	(3,401,295)	(4,940,548)	(4,378,074)
Income tax expenses
Net Loss	(2,521,718)	(1,037,172)	(5,504,481)	(3,401,295)	(4,940,548)	(4,378,074)
Less: Net profit attributable to the non-controlling interest	274	(553)	(1,001)	2,978	2,896	3,900
Net loss attributable to the Company’s shareholders	(2,521,992)	(1,036,619)	(5,503,480)	(3,404,273)	(4,943,444)	(4,381,974)
Other comprehensive income:
Foreign currency translation adjustments	(182,270)	85,965	(711,433)	58,611	(2,995)	136,942
Comprehensive loss	(2,704,262)	(950,654)	(6,214,913)	(3,345,662)	(4,946,439)	(4,245,032)
Less: comprehensive income (loss) attributable to non-controlling interest	(307)	171	(714)	168	257	535
Comprehensive loss attributable to the Company	$ (2,703,955)	$ (950,825)	$ (6,214,199)	$ (3,345,830)	$ (4,946,696)	$ (4,245,567)
NET LOSS PER SHARE
Loss Per Share - Basic	$ (0.06)	$ (0.02)	$ (0.13)	$ (0.08)	$ (0.12)	$ (0.13)
Loss Per Share - Diluted	$ (0.06)	$ (0.02)	$ (0.13)	$ (0.08)	$ (0.12)	$ (0.13)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Weighted Average Common Shares Outstanding - Basic	43,692,686	42,281,985	43,063,637	40,280,409	40,840,413	33,702,858
Weighted Average Common Shares Outstanding - Diluted	43,692,686	42,281,985	43,063,637	40,280,409	40,840,413	33,702,858